UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22247

Manor Investment Funds, Inc.

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA 19355

(Address of principal executive offices)

 (Zip code)

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Morris Capital Advisors, LLC and

Manor Investment Funds, Inc

Proxy Voting History

Votes Cast for the Manor Growth Fund

Company Information	Proposal	Mgmt Rec.	Vote Cast	Sponsor
CONSTELLATION BRANDS, INC. 21036P-108 July 23, 2014

1. DIRECTOR

1) JERRY FOWDEN

2) BARRY A. FROMBERG

3) ROBERT L. HANSON

4) JEANANNE K. HAUSWALD

5) JAMES A. LOCKE III

6) RICHARD SANDS

7) ROBERT SANDS

8) JUDY A. SCHMELING

9) KEITH E. WANDELL

10) MARK ZUPAN

2. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING FEBRUARY 28, 2015

3. PROPOSAL TO APPROVE, BY AN ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT

		For All For For	For All For For	Management Management Management
MICHAEL KORS HOLDINGS LIMITED G60754-101 July 31, 2014

1A. ELECTION OF DIRECTOR: JOHN D. IDOL

1B. ELECTION OF DIRECTOR: SILAS K.F. CHOU

1C. ELECTION OF DIRECTOR: ANN MCLAUGHLIN KOROLOGOS

2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 28, 2015.

3. TO APPROVE, ON A NON-BINDING ADVISORY BASIS, EXECUTIVE COMPENSATION.

		For For For For For	For For For For For	Management Management Management Management Management
PRECISION CASTPARTS CORP. 740189-105 August 12, 2014

1A. ELECTION OF DIRECTOR: MARK DONEGAN

1B. ELECTION OF DIRECTOR: DON R. GRABER

1C. ELECTION OF DIRECTOR: LESTER L. LYLES

1D. ELECTION OF DIRECTOR: DANIEL J. MURPHY

1E. ELECTION OF DIRECTOR: VERNON E. OECHSLE

1F. ELECTION OF DIRECTOR: ULRICH SCHMIDT

1G. ELECTION OF DIRECTOR: RICHARD L. WAMBOLD

1H. ELECTION OF DIRECTOR: TIMOTHY A. WICKS

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. ADVISORY VOTE REGARDING COMPENSATION OF NAMED EXECUTIVE OFFICERS.

4. SHAREHOLDER PROPOSAL REGARDING ACCELERATED VESTING OF EQUITY AWARDS UPON A CHANGE IN CONTROL.

		For For For For For For For For For For Against	For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Shareholder
XILINX, INC. 983919-101 August 13, 2014

1A. ELECTION OF DIRECTOR: PHILIP T. GIANOS

1B. ELECTION OF DIRECTOR: MOSHE N. GAVRIELOV

1C. ELECTION OF DIRECTOR: JOHN L. DOYLE

1D. ELECTION OF DIRECTOR: WILLIAM G. HOWARD, JR.

1E. ELECTION OF DIRECTOR: J. MICHAEL PATTERSON

1F. ELECTION OF DIRECTOR: ALBERT A. PIMENTEL

1G. ELECTION OF DIRECTOR: MARSHALL C. TURNER

1H. ELECTION OF DIRECTOR: ELIZABETH W. VANDERSLICE

2. PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S 1990 EMPLOYEE QUALIFIED STOCK PURCHASE PLAN.

3. PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S 2007 EQUITY INCENTIVE PLAN.

4. PROPOSAL TO APPROVE ON AN ADVISORY BASIS THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS

5. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S EXTERNAL AUDITORS FOR FISCAL 2015

		For For For For For For For For For For For For	For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
DIRECTV 25490A-309 September 25, 2014

1. ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY 18, 2014, AS IT MAY BE AMENDED FROM TIME TO TIME, BY AND AMONG DIRECTV, A DELAWARE CORPORATION, AT&T INC., A DELAWARE CORPORATION, AND STEAM MERGER SUB LLC, A DELAWARE LIMITED LIABILITY COMPANY AND A WHOLLY OWNED SUBSIDIARY OF AT&T INC. (THE "MERGER AGREEMENT").

2. APPROVE, BY NON-BINDING, ADVISORY VOTE, CERTAIN COMPENSATION ARRANGEMENTS FOR DIRECTV'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER CONTEMPLATED BY THE MERGER AGREEMENT.

3. APPROVE ADJOURNMENTS OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AGREEMENT.

		For For For	For For For	Management Management Management
ORACLE CORP. 68389X-105 November 05, 2014

1. DIRECTOR

1) JEFFREY S. BERG

2) H. RAYMOND BINGHAM

3) MICHAEL J. BOSKIN

4) SAFRA A. CATZ

5) BRUCE R. CHIZEN

6) GEORGE H. CONRADES

7) LAWRENCE J. ELLISON

8) HECTOR GARCIA-MOLINA

9) JEFFREY O. HENLEY

10) MARK V. HURD

11) NAOMI O. SELIGMAN

2. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

3. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2015.

4. STOCKHOLDER PROPOSAL REGARDING VOTE TABULATION.

5. STOCKHOLDER PROPOSAL REGARDING MULTIPLE PERFORMANCE METRICS.

6. STOCKHOLDER PROPOSAL REGARDING QUANTIFIABLE PERFORMANCE METRICS.

7. STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS.

		For All For For Against Against Against Against	For All For For Against Against Against Against	Management Management Management Management Management Management Management
MICROSOFT CORP. 594918-104 December 3, 2014

1A. ELECTION OF DIRECTOR: WILLIAM H. GATES III

1B. ELECTION OF DIRECTOR: MARIA M. KLAWE

1C. ELECTION OF DIRECTOR: TERI L. LISTSTOLL

1D. ELECTION OF DIRECTOR: G. MASON MORFIT

1E. ELECTION OF DIRECTOR: SATYA NADELLA

1F. ELECTION OF DIRECTOR: CHARLES H. NOSKI

1G. ELECTION OF DIRECTOR: HELMUT PANKE

1H. ELECTION OF DIRECTOR: CHARLES W. SCHARF

1I. ELECTION OF DIRECTOR: JOHN W. STANTON

1J. ELECTION OF DIRECTOR: JOHN W. THOMPSON

2. ADVISORY VOTE ON EXECUTIVE COMPENSATION

3. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2015

4. SHAREHOLDER PROPOSAL - PROXY ACCESS FOR SHAREHOLDERS

		For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management
HARMAN INTERNATIONAL INDUSTRIES, INC. 413086-109 December 3, 2014

1A. ELECTION OF DIRECTOR: ADRIANE M. BROWN

1B. ELECTION OF DIRECTOR: JOHN W. DIERCKSEN

1C. ELECTION OF DIRECTOR: ANN M. KOROLOGOS

1D. ELECTION OF DIRECTOR: EDWARD H. MEYER

1E. ELECTION OF DIRECTOR: DINESH C. PALIWAL

1F. ELECTION OF DIRECTOR: KENNETH M. REISS

1G. ELECTION OF DIRECTOR: HELLENE S. RUNTAGH

1H. ELECTION OF DIRECTOR: FRANK S. SKLARSKY

1I. ELECTION OF DIRECTOR: GARY G. STEEL

2. RATIFY THE APPOINTMENT OF KPMG LLP FOR FISCAL 2015.

3. TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.

		For For For For For For For For For For For	For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management
WALGREEN CO. 931422-109 December 29, 2014

1. TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF OCTOBER 17, 2014, PURSUANT TO WHICH ONTARIO MERGER SUB, INC. WILL MERGE WITH AND INTO WALGREEN CO. (THE "REORG MERGER") AND WALGREEN CO. WILL SURVIVE THE REORG MERGER AS A WHOLLY OWNED SUBSIDIARY OF WALGREENS BOOTS ALLIANCE, INC., AND TO APPROVE AND ADOPT THE REORG MERGER AND THE REORGANIZATION (AS DEFINED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS) (THE "REORGANIZATION PROPOSAL").

2. TO APPROVE THE ISSUANCE, IN A PRIVATE PLACEMENT, OF SHARES OF (A) IF THE REORGANIZATION PROPOSAL IS APPROVED AND THE REORGANIZATION COMPLETED, WALGREENS BOOTS ALLIANCE, INC. COMMON STOCK OR (B) IF THE REORGANIZATION PROPOSAL IS NOT APPROVED OR THE REORGANIZATION IS NOT OTHERWISE COMPLETED, WALGREEN CO. COMMON STOCK, IN EITHER CASE TO THE SELLERS (AS DEFINED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS) IN CONNECTION WITH THE  OMPLETION OF THE STEP 2 ACQUISITION (AS DEFINED IN THE ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

3. TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF  NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE AND ADOPT THE REORGANIZATION PROPOSAL OR THE SHARE ISSUANCE PROPOSAL.

		For For For	For For For	Management Management Management
APPLE, INC. 037833-100 March 10, 2015

1A. ELECTION OF DIRECTOR: TIM COOK

1B. ELECTION OF DIRECTOR: AL GORE

1C. ELECTION OF DIRECTOR: BOB IGER

1D. ELECTION OF DIRECTOR: ANDREA JUNG

1E. ELECTION OF DIRECTOR: ART LEVINSON

1F. ELECTION OF DIRECTOR: RON SUGAR

1G. ELECTION OF DIRECTOR: SUE WAGNER

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015

3. AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION

4. THE AMENDMENT OF THE APPLE INC. EMPLOYEE STOCK PURCHASE PLAN

5. A SHAREHOLDER PROPOSAL BY THE NATIONAL CENTER FOR PUBLIC POLICY RESEARCH ENTITLED "RISK REPORT"

6. A SHAREHOLDER PROPOSAL BY MR.JAMES MCRITCHIE AND MR. JOHN HARRINGTON ENTITLED "PROXY ACCESS FOR SHAREHOLDERS"

		For For For For For For For For For For Against Against	For Against For For For For For For For For Against Against	Management Shareholder Management Management Management Management Management Management Management Management Management Management
SCHLUMBERGER LIMITED 806857-108 April 8, 2015

1A. ELECTION OF DIRECTOR: PETER L.S. CURRIE

1B. ELECTION OF DIRECTOR: K. VAMAN KAMATH

1C. ELECTION OF DIRECTOR: V. MAUREEN KEMPSTON DARKES

1D. ELECTION OF DIRECTOR: PAAL KIBSGAARD

1E. ELECTION OF DIRECTOR: NIKOLAY KUDRYAVTSEV

1F. ELECTION OF DIRECTOR: MICHAEL E. MARKS

1G. ELECTION OF DIRECTOR: INDRA K. NOOYI

1H. ELECTION OF DIRECTOR: LUBNA S. OLAYAN

1I. ELECTION OF DIRECTOR: LEO RAFAEL REIF

1J. ELECTION OF DIRECTOR: TORE I. SANDVOLD

1K. ELECTION OF DIRECTOR: HENRI SEYDOUX

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION.

3. TO APPROVE THE COMPANY'S 2014 FINANCIAL STATEMENTS AND THE BOARD'S 2014 DECLARATIONS OF DIVIDENDS.

4. TO APPROVE THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

		For For For For For For For For For For For For For For	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
TEXAS INSTRUMENTS 882508-104 April 16, 2015

1A. ELECTION OF DIRECTOR: R.W. BABB, JR.

1B. ELECTION OF DIRECTOR: M.A. BLINN

1C. ELECTION OF DIRECTOR: D.A. CARP

1D. ELECTION OF DIRECTOR: C.S. COX

1E. ELECTION OF DIRECTOR: R. KIRK

1F. ELECTION OF DIRECTOR: P.H. PATSLEY

1G. ELECTION OF DIRECTOR: R.E. SANCHEZ

1H. ELECTION OF DIRECTOR: W.R. SANDERS

1I. ELECTION OF DIRECTOR: R.J. SIMMONS

1J. ELECTION OF DIRECTOR: R.K. TEMPLETON

1K. ELECTION OF DIRECTOR: C.T. WHITMAN

2. BOARD PROPOSAL REGARDING ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.

3. BOARD PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
WHIRLPOOL CORPORATION 963320-106 April 21, 2015

1A. ELECTION OF DIRECTOR: SAMUEL R. ALLEN

1B. ELECTION OF DIRECTOR: GARY T. DICAMILLO

1C. ELECTION OF DIRECTOR: DIANE M. DIETZ

1D. ELECTION OF DIRECTOR: GERRI T. ELLIOTT

1E. ELECTION OF DIRECTOR: JEFF M. FETTIG

1F. ELECTION OF DIRECTOR: MICHAEL F. JOHNSTON

1G. ELECTION OF DIRECTOR: JOHN D. LIU

1H. ELECTION OF DIRECTOR: HARISH MANWANI

1I. ELECTION OF DIRECTOR: WILLIAM D. PEREZ

1J. ELECTION OF DIRECTOR: MICHAEL A. TODMAN

1K. ELECTION OF DIRECTOR: MICHAEL D. WHITE

2. ADVISORY VOTE TO APPROVEWHIRLPOOL'S EXECUTIVE COMPENSATION.

3. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS WHIRLPOOL'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
ABBOTT LABORATORIES 002824-100 April 24, 2015

1. DIRECTOR

1) R.J. ALPERN

2) R.S. AUSTIN

3) S.E. BLOUNT

4) W.J. FARRELL

5) E.M. LIDDY

6) N. MCKINSTRY

7) P.N. NOVAKOVIC

8) W.A. OSBORN

9) S.C. SCOTT III

10) G.F. TILTON

11) M.D. WHITE

2. RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS

3. SAY ON PAY - AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION

4. SHAREHOLDER PROPOSAL - GENETICALLY MODIFIED INGREDIENTS

5. SHAREHOLDER PROPOSAL - INDEPENDENT BOARD CHAIRMAN

		For All For For Against Against	For All For For Against Against	Management Management Management Management Management
LKQ CORPORATION 501889-208 May 4, 2015

1A. ELECTION OF DIRECTOR: SUKHPAL SINGH AHLUWALIA

1B. ELECTION OF DIRECTOR: A. CLINTON ALLEN

1C. ELECTION OF DIRECTOR: RONALD G. FOSTER

1D. ELECTION OF DIRECTOR: JOSEPH M. HOLSTEN

1E. ELECTION OF DIRECTOR: BLYTHE J. MCGARVIE

1F. ELECTION OF DIRECTOR: PAUL M. MEISTER

1G. ELECTION OF DIRECTOR: JOHN F. O'BRIEN

1H. ELECTION OF DIRECTOR: GUHAN SUBRAMANIAN

1I. ELECTION OF DIRECTOR: ROBERT L. WAGMAN

1J. ELECTION OF DIRECTOR: WILLIAM M. WEBSTER, IV

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2015.

3. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

		For For For For For For For For For For For For	For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
EXPRESS SCRIPTS HOLDING COMPANY 30219G-108 May 6, 2015

1A. ELECTION OF DIRECTOR: GARY G. BENANAV

1B. ELECTION OF DIRECTOR: MAURA C. BREEN

1C. ELECTION OF DIRECTOR: WILLIAM J. DELANEY

1D. ELECTION OF DIRECTOR: ELDER GRANGER, MD, MG, USA (RETIRED)

1E. ELECTION OF DIRECTOR: NICHOLAS J. LAHOWCHIC

1F. ELECTION OF DIRECTOR: THOMAS P. MAC MAHON

1G. ELECTION OF DIRECTOR: FRANK MERGENTHALER

1H. ELECTION OF DIRECTOR: WOODROW A. MYERS, JR., MD

1I. ELECTION OF DIRECTOR: RODERICK A. PALMORE

1J. ELECTION OF DIRECTOR: GEORGE PAZ

1K. ELECTION OF DIRECTOR: WILLIAM L. ROPER, MD, MPH

1L. ELECTION OF DIRECTOR: SEYMOUR STERNBERG

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC  ACCOUNTANTS FOR 2015.

3. TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.

4. STOCKHOLDER PROPOSAL REGARDING POLITICAL DISCLOSURE AND ACCOUNTABILITY.

5. STOCKHOLDER PROPOSAL REGARDING AN INDEPENDENT BOARD CHAIRMAN.

		For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
GILEAD SCIENCES, INC. 375558-103 May 6, 2015

1A. ELECTION OF DIRECTOR: JOHN F. COGAN

1B. ELECTION OF DIRECTOR: ETIENNE F. DAVIGNON

1C. ELECTION OF DIRECTOR: CARLA A. HILLS

1D. ELECTION OF DIRECTOR: KEVIN E. LOFTON

1E. ELECTION OF DIRECTOR: JOHN W. MADIGAN

1F. ELECTION OF DIRECTOR: JOHN C. MARTIN

1G. ELECTION OF DIRECTOR: NICHOLAS G. MOORE

1H. ELECTION OF DIRECTOR: RICHARD J. WHITLEY

1I. ELECTION OF DIRECTOR: GAYLE E. WILSON

1J. ELECTION OF DIRECTOR: PER WOLDOLSEN

2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF GILEAD FOR THE  FISCAL YEAR ENDING DECEMBER 31, 2015.

3. TO APPROVE AN AMENDMENT AND RESTATEMENT TO GILEAD'S EMPLOYEE STOCK PURCHASE PLAN AND INTERNATIONAL  EMPLOYEE STOCK PURCHASE PLAN.

4. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT.

5. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD TAKE STEPS TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT.

6. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD ADOPT A POLICY THAT THE CHAIRMAN OF THE BOARD OF DIRECTORS BE AN  INDEPENDENT DIRECTOR.

7. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT GILEAD ISSUE AN ANNUAL SUSTAINABILITY REPORT.

8. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD REPORT ON CERTAIN RISKS TO GILEAD FROM RISING PRESSURE TO CONTAIN U.S. SPECIALTY DRUG PRICES.

		For For For For For For For For For For For For For Against Against Against Against	For For For For For For For For For For For For For Against Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
HESS CORPORATION 42809H-107 May 6, 2015

1A. ELECTION OF DIRECTOR: R.F. CHASE

1B. ELECTION OF DIRECTOR: T.J. CHECKI

1C. ELECTION OF DIRECTOR: H. GOLUB

1D. ELECTION OF DIRECTOR: J.B. HESS

1E. ELECTION OF DIRECTOR: E.E. HOLIDAY

1F. ELECTION OF DIRECTOR: R. LAVIZZOMOUREY

1G. ELECTION OF DIRECTOR: D. MCMANUS

1H. ELECTION OF DIRECTOR: J.H. MULLIN III

1I. ELECTION OF DIRECTOR: J.H. QUIGLEY

1J. ELECTION OF DIRECTOR: R.N. WILSON

2. ADVISORY APPROVAL OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

3. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR ENDING DECEMBER 31, 2015.

4. APPROVAL OF THE AMENDED AND RESTATED 2008 LONG-TERM INCENTIVE PLAN.

5. STOCKHOLDER PROPOSAL RECOMMENDING PROXY ACCESS.

6. STOCKHOLDER PROPOSAL RECOMMENDING A SCENARIO ANALYSIS REPORT REGARDING CARBON ASSET RISK.

		For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
CHURCH & DWIGHT CO., INC. 171340-102 May 7, 2015

1A. ELECTION OF DIRECTOR: T. ROSIE ALBRIGHT

1B. ELECTION OF DIRECTOR: RAVICHANDRA K. SALIGRAM

1C. ELECTION OF DIRECTOR: ROBERT K. SHEARER

2. ADVISORY VOTE TO APPROVE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

		For For For For For	For For For For For	Management Management Management Management Management
TRIMBLE NAVIGATION LIMITED 896239-100 May 7, 2015

1. DIRECTOR

1) STEVEN W. BERGLUND

2) MERIT E. JANOW

3) ULF J. JOHANSSON

4) RONALD S. NERSESIAN

5) MARK S. PEEK

6) NICKOLAS W. VANDE STEEG

7) BORJE EKHOLM

8) KAIGHAM (KEN) GABRIEL

2. TO RE-APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS APPLICABLE TO STOCK AWARDS UNDER THE COMPANY'S AMENDED AND RESTATED 2002 STOCK PLAN THAT ARE INTENDED TO QUALIFY AS PERFORMANCE-BASED COMPENSATION UNDER SECTION 162(M) OF THE INTERNAL REVENUE CODE.

3. TO HOLD AN ADVISORY VOTE ON APPROVING THE COMPENSATION FOR OUR NAMED EXECUTIVE OFFICERS.

4. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITOR OF THE COMPANY FOR THE FISCAL YEAR ENDING JANUARY 1, 2016.

		For All For For For	For All Against Against For	Management Shareholder Shareholder Management
ABBVIE, INC. 00287Y-109 May 8, 2015

1. DIRECTOR

1) ROXANNE S. AUSTIN

2) RICHARD A. GONZALEZ

3) GLENN F. TILTON

2. RATIFICATION OF ERNST & YOUNG LLP AS ABBVIE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

3. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.

		For All For For	For All For For	Management Management Management
SOUTHWEST AIRLINES CO. 844741-108 May 13, 2015

1A. ELECTION OF DIRECTOR: DAVID W. BIEGLER

1B. ELECTION OF DIRECTOR: J. VERONICA BIGGINS

1C. ELECTION OF DIRECTOR: DOUGLAS H. BROOKS

1D. ELECTION OF DIRECTOR: WILLIAM H. CUNNINGHAM

1E. ELECTION OF DIRECTOR: JOHN G. DENISON

1F. ELECTION OF DIRECTOR: GARY C. KELLY

1G. ELECTION OF DIRECTOR: NANCY B. LOEFFLER

1H. ELECTION OF DIRECTOR: JOHN T. MONTFORD

1I. ELECTION OF DIRECTOR: THOMAS M. NEALON

1J. ELECTION OF DIRECTOR: DANIEL D. VILLANUEVA

2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. APPROVAL OF THE SOUTHWEST AIRLINES CO. AMENDED AND RESTATED 2007 EQUITY INCENTIVE PLAN.

4. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.

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THERMO FISHER SCIENTIFIC, INC. 883556-102 May 20, 2015

1A. ELECTION OF DIRECTOR: MARC N. CASPER

1B. ELECTION OF DIRECTOR: NELSON J. CHAI

1C. ELECTION OF DIRECTOR: C. MARTIN HARRIS

1D. ELECTION OF DIRECTOR: TYLER JACKS

1E. ELECTION OF DIRECTOR: JUDY C. LEWENT

1F. ELECTION OF DIRECTOR: THOMAS J. LYNCH

1G. ELECTION OF DIRECTOR: JIM P. MANZI

1H. ELECTION OF DIRECTOR: WILLIAM G. PARRETT

1I. ELECTION OF DIRECTOR: LARS R. SORENSEN

1J. ELECTION OF DIRECTOR: SCOTT M. SPERLING

1K. ELECTION OF DIRECTOR: ELAINE S. ULLIAN

2. AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION

3. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2015

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ON SEMICONDUCTOR CORPORATION 682189-105 May 20, 2015

1.1 ELECTION OF DIRECTOR: ATSUSHI ABE

1.2 ELECTION OF DIRECTOR: CURTIS J. CRAWFORD, PH.D.

1.3 ELECTION OF DIRECTOR: PAUL A. MASCARENAS

1.4 ELECTION OF DIRECTOR: DARYL A. OSTRANDER, PH.D.

2. TO VOTE ON AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.

3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT YEAR.

4. TO APPROVE THE SECOND AMENDMENT TO THE ON SEMICONDUCTOR CORPORATION AMENDED AND RESTATED STOCK INCENTIVE PLAN AND REAPPROVAL OF THE MATERIAL TERMS OF THE PLAN TO CONTINUE TO ALLOW THE COMPENSATION COMMITTEE TO GRANT AWARDS THAT ARE INTENDED TO QUALIFY FOR THE "PERFORMANCE BASED COMPENSATION" .. (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

5. TO APPROVE AN AMENDMENT TO THE ON SEMICONDUCTOR CORPORATION 2000 EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE CUMULATIVE TOTAL NUMBER OF SHARES OF COMMON STOCK ISSUABLE THEREUNDER FROM 18,000,000 TO 23,500,000.

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ACE LIMITED H0023R-105 May 21, 2015

1.APPROVAL OF THE ANNUAL REPORT, STANDALONE FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS OF ACE LIMITED FOR THE YEAR ENDED DECEMBER 31, 2014.

2A.ALLOCATION OF DISPOSABLE PROFIT.

2B.DISTRIBUTION OF A DIVIDEND OUT OF LEGAL RESERVES (BY WAY OF RELEASE AND ALLOCATION TO A DIVIDEND RESERVE).

3.DISCHARGE OF THE BOARD OF DIRECTORS.

4A.ELECTION OF PRICEWATERHOUSECOOPERS AG (ZURICH) AS OUR STATUTORY AUDITOR.

4B.RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP (UNITED STATES) AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR PURPOSES OF U.S. SECURITIES LAW REPORTING.

4C.ELECTION OF BDO AG (ZURICH) AS SPECIAL AUDIT FIRM

5A.ELECTION OF DIRECTOR: EVAN G. GREENBERG

5B.ELECTION OF DIRECTOR: ROBERT M. HERNANDEZ

5C.ELECTION OF DIRECTOR: MICHAEL G. ATIEH

5D.ELECTION OF DIRECTOR: MARY A. CIRILLO

5E.ELECTION OF DIRECTOR: MICHAEL P. CONNORS

5F.ELECTION OF DIRECTOR: JOHN EDWARDSON

5G.ELECTION OF DIRECTOR: PETER MENIKOFF

5H.ELECTION OF DIRECTOR: LEO F. MULLIN

5I.ELECTION OF DIRECTOR: KIMBERLY ROSS

5J.ELECTION OF DIRECTOR: ROBERT SCULLY

5K.ELECTION OF DIRECTOR: EUGENE B. SHANKS, JR.

5L.ELECTION OF DIRECTOR: THEODORE E. SHASTA

5M.ELECTION OF DIRECTOR: DAVID SIDWELL

5N.ELECTION OF DIRECTOR: OLIVIER STEIMER

6.ELECTION OF THE CHAIRMAN OF THE BOARD OF DIRECTORS

7A.ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTOR: MICHAEL P. CONNORS

7B.ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTOR: MARY A. CIRILLO

7C.ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTOR: JOHN EDWARDSON

7D.ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTOR: ROBERT M. HERNANDEZ

8.ELECTION OF HOMBURGER AG AS INDEPENDENT PROXY

9.AMENDMENTS TO THE ARTICLES OF ASSOCIATION TO IMPLEMENT NEW REQUIREMENTS UNDER THE MINDER ORDINANCE REGARDING ELECTIONS, RELATED CORPORATE GOVERNANCE AND CERTAIN OTHER MATTERS.

10.AMENDMENTS TO THE ARTICLES OF ASSOCIATION TO IMPLEMENT NEW REQUIREMENTS UNDER THE MINDER ORDINANCE REGARDING THE COMPENSATION OF THE BOARD OF DIRECTORS AND EXECUTIVE MANAGEMENT AND RELATED MATTERS.

11A.COMPENSATION OF THE BOARD OF DIRECTORS UNTIL THE NEXT ANNUAL GENERAL MEETING.

11B.COMPENSATION OF EXECUTIVE MANAGEMENT FOR THE NEXT CALENDAR YEAR.

12.ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION UNDER U.S. SECURITIES LAW REQUIREMENTS.

13.IF A NEW AGENDA ITEM OR A NEW PROPOSAL FOR AN EXISTING AGENDA ITEM IS PUT BEFORE THE MEETING, I/WE HEREBY AUTHORIZE AND INSTRUCT THE INDEPENDENT PROXY TO VOTE AS FOLLOWS: MARK "FOR" TO VOTE IN ACCORDANCE WITH THE POSITION OF THE BOARD OF DIRECTORS; MARK "AGAINST" TO VOTE AGAINST NEW ITEMS AND PROPOSALS; MARK "ABSTAIN" TO ABSTAIN.

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ROBERT HALF INTERNATIONAL, INC. 770323-103 May 21, 2015

1. DIRECTOR

1) ANDREW S. BERWICK, JR.

2) HAROLD M. MESSMER, JR.

3) BARBARA J. NOVOGRADAC

4) ROBERT J. PACE

5) FREDERICK A. RICHMAN

6) M. KEITH WADDELL

2. RATIFICATION OF APPOINTMENT OF AUDITOR.

3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

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ROYAL CARIBBEAN CRUISES, LTD. V7780T-103 May 28, 2015

1A. ELECTION OF DIRECTOR: JOHN F. BROCK

1B. ELECTION OF DIRECTOR: RICHARD D. FAIN

1C. ELECTION OF DIRECTOR: ANN S. MOORE

1D. ELECTION OF DIRECTOR: EYAL M. OFER

1E. ELECTION OF DIRECTOR: WILLIAM K. REILLY

1F. ELECTION OF DIRECTOR: VAGN O. SORENSEN

1G. ELECTION OF DIRECTOR: DONALD THOMPSON

1H. ELECTION OF DIRECTOR: ARNE ALEXANDER WILHELMSEN

2. ADVISORY APPROVAL OF THE COMPANY'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS.

3. APPROVAL OF DELISTING OF THE COMPANY'S COMMON STOCK FROM THE OSLO STOCK EXCHANGE.

4. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

5. THE SHAREHOLDER PROPOSAL SET FORTH IN THE ACCOMPANYING PROXY STATEMENT.

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WALGREENS BOOTS ALLIANCE 931427-108 May 28, 2015

1A. ELECTION OF DIRECTOR: JANICE M. BABIAK

1B. ELECTION OF DIRECTOR: DAVID J. BRAILER

1C. ELECTION OF DIRECTOR: STEVEN A. DAVIS

1D. ELECTION OF DIRECTOR: WILLIAM C. FOOTE

1E. ELECTION OF DIRECTOR: GINGER L. GRAHAM

1F. ELECTION OF DIRECTOR: JOHN A. LEDERER

1G. ELECTION OF DIRECTOR: DOMINIC P. MURPHY

1H. ELECTION OF DIRECTOR: STEFANO PESSINA

1I. ELECTION OF DIRECTOR: BARRY ROSENSTEIN

1J. ELECTION OF DIRECTOR: LEONARD D. SCHAEFFER

1K. ELECTION OF DIRECTOR: NANCY M. SCHLICHTING

1L. ELECTION OF DIRECTOR: JAMES A. SKINNER

2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS WALGREENS BOOTS ALLIANCE, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

4. STOCKHOLDER PROPOSAL REGARDING AN EXECUTIVE EQUITY RETENTION POLICY.

5. STOCKHOLDER PROPOSAL REGARDING ACCELERATED VESTING OF EQUITY AWARDS OF SENIOR EXECUTIVES UPON A CHANGE IN CONTROL.

6. STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS.

7. STOCKHOLDER PROPOSAL REGARDING LINKING EXECUTIVE PAY TO PERFORMANCE ON SUSTAINABILITY GOALS.

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COGNIZANT TECHNOLOGY SOLUTIONS, CORP. 192446-102 June 2, 2015

1A. ELECTION OF CLASS II DIRECTOR: MICHAEL PATSALOS-FOX

1B. ELECTION OF CLASS II DIRECTOR: ROBERT E. WEISSMAN

1C. ELECTION OF CLASS III DIRECTOR: FRANCISCO D'SOUZA

1D. ELECTION OF CLASS III DIRECTOR: JOHN N. FOX, JR.

1E. ELECTION OF CLASS III DIRECTOR: LEO S. MACKAY, JR.

1F. ELECTION OF CLASS III DIRECTOR: THOMAS M. WENDEL

2. APPROVAL, ON AN ADVISORY (NONBINDING) BASIS, OF THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.

4. STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD OF DIRECTORS TAKE THE STEPS NECESSARY TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT.

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GOOGLE, INC. 38259P-508 June 3, 2015

1 DIRECTOR

1) LARRY PAGE

2) SERGEY BRIN

3) ERIC E. SCHMIDT

4) L. JOHN DOERR

5) DIANE B. GREENE

6) JOHN L. HENNESSY

7) ANN MATHER

8) ALAN R. MULALLY

9) PAUL S. OTELLINI

10) K. RAM SHRIRAM

11) SHIRLEY M. TILGHMAN

2 THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS GOOGLE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.

3 THE APPROVAL OF AN AMENDMENT TO GOOGLE'S 2012 STOCK PLAN TO INCREASE THE SHARE RESERVE BY 17,000,000 SHARES OF CLASS C CAPITAL STOCK.

4 A STOCKHOLDER PROPOSAL REGARDING EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING.

5 A STOCKHOLDER PROPOSAL REGARDING A LOBBYING REPORT, IF PROPERLY PRESENTED AT THE MEETING.

6 A STOCKHOLDER PROPOSAL REGARDING THE ADOPTION OF A MAJORITY VOTE STANDARD FOR THE ELECTION OF DIRECTORS, IF PROPERLY PRESENTED AT THE MEETING.

7 A STOCKHOLDER PROPOSAL REGARDING A REPORT ON RENEWABLE ENERGY COST, IF PROPERLY PRESENTED AT THE MEETING.

8 A STOCKHOLDER PROPOSAL REGARDING A REPORT ON BUSINESS RISK RELATED TO CLIMATE CHANGE REGULATIONS, IF PROPERLY PRESENTED AT THE MEETING.

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MASTERCARD INCORPORATED 57636Q-104 June 9, 2015

1A. ELECTION OF DIRECTOR: RICHARD HAYTHORNTHWAITE

1B. ELECTION OF DIRECTOR: AJAY BANGA

1C. ELECTION OF DIRECTOR: SILVIO BARZI

1D. ELECTION OF DIRECTOR: DAVID R. CARLUCCI

1E. ELECTION OF DIRECTOR: STEVEN J. FREIBERG

1F. ELECTION OF DIRECTOR: JULIUS GENACHOWSKI

1G. ELECTION OF DIRECTOR: MERIT E. JANOW

1H. ELECTION OF DIRECTOR: NANCY J. KARCH

1I. ELECTION OF DIRECTOR: MARC OLIVIE

1J. ELECTION OF DIRECTOR: RIMA QURESHI

1K. ELECTION OF DIRECTOR: JOSE OCTAVIO REYES LAGUNES

1L. ELECTION OF DIRECTOR: JACKSON P. TAI

1M. ELECTION OF DIRECTOR: EDWARD SUNING TIAN

2. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION

3. APPROVAL OF THE AMENDED AND RESTATED SENIOR EXECUTIVE ANNUAL INCENTIVE COMPENSATION PLAN

4. RATIFICATION OF THE APPOINTMENT OF  PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR 2015

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AFFILIATED MANAGERS GROUP, INC. 008252-108 June 15, 2015

1A. ELECTION OF DIRECTOR: SAMUEL T. BYRNE

1B. ELECTION OF DIRECTOR: DWIGHT D. CHURCHILL

1C. ELECTION OF DIRECTOR: GLENN EARLE

1D. ELECTION OF DIRECTOR: NIALL FERGUSON

1E. ELECTION OF DIRECTOR: SEAN M. HEALEY

1F. ELECTION OF DIRECTOR: TRACY P. PALANDJIAN

1G. ELECTION OF DIRECTOR: PATRICK T. RYAN

1H. ELECTION OF DIRECTOR: JIDE J. ZEITLIN

2. TO APPROVE, BY A NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3. TO RE-APPROVE THE MATERIAL TERMS OF THE PERFORMANCE MEASURES INCLUDED IN THE COMPANY'S EXECUTIVE INCENTIVE PLAN, AS AMENDED AND RESTATED, FOR PURPOSES OF COMPLYING WITH THE REQUIREMENTS OF SECTION 162(M) OF THE INTERNAL REVENUE CODE.

4. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.

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CELGENE CORPORATION 151020-104 June 17, 2015

1. DIRECTOR

1) ROBERT J. HUGIN

2) R.W. BARKER, D. PHIL.

3) MICHAEL W. BONNEY

4) MICHAEL D. CASEY

5) CARRIE S. COX

6) MICHAEL A. FRIEDMAN, MD

7) GILLA S. KAPLAN, PH.D.

8) JAMES J. LOUGHLIN

9) ERNEST MARIO, PH.D.

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.

3. APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2008 STOCK INCENTIVE PLAN.

4. APPROVAL, BY NON-BINDING VOTE, OF EXECUTIVE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

5. STOCKHOLDER PROPOSAL DESCRIBED IN MORE DETAIL IN THE PROXY STATEMENT.

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DOLLAR TREE, INC. 256746-108 June 18, 2015

1A. ELECTION OF DIRECTOR: ARNOLD S. BARRON

1B. ELECTION OF DIRECTOR: MACON F. BROCK, JR.

1C. ELECTION OF DIRECTOR: MARY ANNE CITRINO

1D. ELECTION OF DIRECTOR: H. RAY COMPTON

1E. ELECTION OF DIRECTOR: CONRAD M. HALL

1F. ELECTION OF DIRECTOR: LEMUEL E. LEWIS

1G. ELECTION OF DIRECTOR: J. DOUGLAS PERRY

1H. ELECTION OF DIRECTOR: BOB SASSER

1I. ELECTION OF DIRECTOR: THOMAS A. SAUNDERS III

1J. ELECTION OF DIRECTOR: THOMAS E. WHIDDON

1K. ELECTION OF DIRECTOR: CARL P. ZEITHAML

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS

3. TO RATIFY THE SELECTION OF KPMG AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

4. TO APPROVE THE COMPANY'S 2015 EMPLOYEE STOCK PURCHASE PLAN

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Morris Capital Advisors, LLC and

Manor Investment Funds, Inc

Proxy Voting History

Votes Cast for the Manor Core Fund

Company Information	Proposal	Mgmt Rec.	Vote Cast	Sponsor
BE AEROSPACE, INC. 073302-101 September 10, 2014

1. DIRECTOR

1) AMIN J. KHOURY

2) JONATHAN M. SCHOFIELD

2. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.

3. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2014 FISCAL YEAR.

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WELLPOINT, INC. 94973V-107 November 5, 2014	1. TO AMEND THE ARTICLES OF INCORPORATION TO CHANGE THE NAME OF THE COMPANY FROM WELLPOINT, INC. TO ANTHEM, INC.	For	For	Management
MICROSOFT CORP. 594918-104 December 3, 2014

1A. ELECTION OF DIRECTOR: WILLIAM H. GATES III

1B. ELECTION OF DIRECTOR: MARIA M. KLAWE

1C. ELECTION OF DIRECTOR: TERI L. LISTSTOLL

1D. ELECTION OF DIRECTOR: G. MASON MORFIT

1E. ELECTION OF DIRECTOR: SATYA NADELLA

1F. ELECTION OF DIRECTOR: CHARLES H. NOSKI

1G. ELECTION OF DIRECTOR: HELMUT PANKE

1H. ELECTION OF DIRECTOR: CHARLES W. SCHARF

1I. ELECTION OF DIRECTOR: JOHN W. STANTON

1J. ELECTION OF DIRECTOR: JOHN W. THOMPSON

2. ADVISORY VOTE ON EXECUTIVE COMPENSATION

3. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2015.

4. SHAREHOLDER PROPOSAL - PROXY ACCESS FOR SHAREHOLDERS.

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JOHNSON CONTROLS, INC. 478366-107 January 28, 2015

1. DIRECTOR

1) NATALIE A. BLACK

2) RAYMOND L. CONNER

3) RICHARD GOODMAN

4) WILLIAM H. LACY

5) ALEX A. MOLINAROLI

6) MARK P. VERGNANO

2. RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR 2015.

3. APPROVE ON AN ADVISORY BASIS NAMED EXECUTIVE OFFICER COMPENSATION.

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AMERISOURCEBERGEN CORP. 03073E-105 March 5, 2015

1A. ELECTION OF DIRECTOR: ORNELLA BARRA

1B. ELECTION OF DIRECTOR: STEVEN H. COLLIS

1C. ELECTION OF DIRECTOR: DOUGLAS R. CONANT

1D. ELECTION OF DIRECTOR: RICHARD W. GOCHNAUER

1E. ELECTION OF DIRECTOR: RICHARD C. GOZON

1F. ELECTION OF DIRECTOR: LON R. GREENBERG

1G. ELECTION OF DIRECTOR: JANE E. HENNEY, M.D.

1H. ELECTION OF DIRECTOR: KATHLEEN W. HYLE

1I. ELECTION OF DIRECTOR: MICHAEL J. LONG

1J. ELECTION OF DIRECTOR: HENRY W. MCGEE

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2015.

3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

4. STOCKHOLDER PROPOSAL TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT.

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ACTAVIS PLC G0083B-108 March 10, 2015

1. APPROVING THE ISSUANCE OF ORDINARY SHARES PURSUANT TO THE AGREEMENT AND PLAN OF MERGER, DATED NOVEMBER 16, 2014, AMONG ACTAVIS PLC ("ACTAVIS"), AVOCADO ACQUISITION INC. AND ALLERGAN, INC. (THE "ACTAVIS SHARE ISSUANCE PROPOSAL").

2. APPROVING ANY MOTION TO ADJOURN THE ACTAVIS EXTRAORDINARY GENERAL MEETING (THE "ACTAVIS EGM"), OR ANY ADJOURNMENTS THEREOF, TO ANOTHER TIME OR PLACE IF NECESSARY OR APPROPRIATE TO, AMONG OTHER THINGS, SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE ACTAVIS EGM TO APPROVE THE ACTAVIS SHARE ISSUANCE PROPOSAL.

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FRANKLIN RESOURCES, INC. 354613-101 March 11, 2015

1A. ELECTION OF DIRECTOR: PETER K. BARKER

1B. ELECTION OF DIRECTOR: MARIANN BYERWALTER

1C. ELECTION OF DIRECTOR: CHARLES E. JOHNSON

1D. ELECTION OF DIRECTOR: GREGORY E. JOHNSON

1E. ELECTION OF DIRECTOR: RUPERT H. JOHNSON, JR.

1F. ELECTION OF DIRECTOR: MARK C. PIGOTT

1G. ELECTION OF DIRECTOR: CHUTTA RATNATHICAM

1H. ELECTION OF DIRECTOR: LAURA STEIN

1I. ELECTION OF DIRECTOR: SETH H. WAUGH

1J. ELECTION OF DIRECTOR: GEOFFREY Y. YANG

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2015.

3. TO SUBMIT FOR RE-APPROVAL THE MATERIAL TERMS OF THE PERFORMANCE GOALS INCLUDED IN THE COMPANY'S 2002 UNIVERSAL STOCK INCENTIVE PLAN FOR PURPOSES OF COMPLYING WITH THE REQUIREMENTS OF SECTION 162(M) OF THE INTERNAL REVENUE CODE.

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THE WALT DISNEY COMPANY 254687-106 March 12, 2015

1A. ELECTION OF DIRECTOR: SUSAN E. ARNOLD

1B. ELECTION OF DIRECTOR: JOHN S. CHEN

1C. ELECTION OF DIRECTOR: JACK DORSEY

1D. ELECTION OF DIRECTOR: ROBERT A. IGER

1E. ELECTION OF DIRECTOR: FRED H. LANGHAMMER

1F. ELECTION OF DIRECTOR: AYLWIN B. LEWIS

1G. ELECTION OF DIRECTOR: MONICA C. LOZANO

1H. ELECTION OF DIRECTOR: ROBERT W. MATSCHULLAT

1I. ELECTION OF DIRECTOR: SHERYL K. SANDBERG

1J. ELECTION OF DIRECTOR: ORIN C. SMITH

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTANTS FOR 2015.

3. TO APPROVE THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.

4. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO INDEPENDENT BOARD CHAIRMAN.

5. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO ACCELERATION OF EXECUTIVE PAY.

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BAKER HUGHES INCORPORATED 057224-107 March 27, 2015

1 ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 16 , 2014, AS IT MAY BE AMENDED FROM TIME TO TIME (THE "MERGER AGREEMENT"), BY AND AMONG HALLIBURTON COMPANY, RED TIGER LLC AND BAKER HUGHES INCORPORATED.

2 APPROVE THE ADJOURNMENT OF THE BAKER HUGHES INCORPORATED SPECIAL MEETING OF STOCKHOLDERS IF NECESSARY OR ADVISABLE TO PERMIT FURTHER SOLICITATION OF PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AGREEMENT.

3 APPROVE, ON A NON-BINDING, ADVISORY BASIS, THE  COMPENSATION THAT WILL OR MAY BECOME PAYABLE TO BAKER HUGHES INCORPORATED'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.

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APPLIED MATERIALS, INC. 038222-105 April 2, 2015

1A. ELECTION OF DIRECTOR: AART J. DE GEUS

1B. ELECTION OF DIRECTOR: GARY E. DICKERSON

1C. ELECTION OF DIRECTOR: STEPHEN R. FORREST

1D. ELECTION OF DIRECTOR: THOMAS J. IANNOTTI

1E. ELECTION OF DIRECTOR: SUSAN M. JAMES

1F. ELECTION OF DIRECTOR: ALEXANDER A. KARSNER

1G. ELECTION OF DIRECTOR: DENNIS D. POWELL

1H. ELECTION OF DIRECTOR: WILLEM P. ROELANDTS

1I. ELECTION OF DIRECTOR: MICHAEL R. SPLINTER

1J. ELECTION OF DIRECTOR: ROBERT H. SWAN

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF APPLIED MATERIALS' NAMED EXECUTIVE OFFICERS.

3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS APPLIED MATERIALS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2015.

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AES CORPORATION 00130H-105 April 23, 2015

1A. ELECTION OF DIRECTOR: ANDRES GLUSKI

1B. ELECTION OF DIRECTOR: CHARLES L. HARRINGTON

1C. ELECTION OF DIRECTOR: KRISTINA M. JOHNSON

1D. ELECTION OF DIRECTOR: TARUN KHANNA

1E. ELECTION OF DIRECTOR: HOLLY K. KOEPPEL

1F. ELECTION OF DIRECTOR: PHILIP LADER

1G. ELECTION OF DIRECTOR: JAMES H. MILLER

1H. ELECTION OF DIRECTOR: JOHN B. MORSE, JR.

1I. ELECTION OF DIRECTOR: MOISES NAIM

1J. ELECTION OF DIRECTOR: CHARLES O. ROSSOTTI

2. TO RE-APPROVE THE AES CORPORATION 2003 LONG TERM COMPENSATION PLAN, AS AMENDED AND RESTATED.

3. TO RE-APPROVE THE AES CORPORATION PERFORMANCE INCENTIVE PLAN, AS AMENDED AND RESTATED.

4. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR THE YEAR 2015.

5. TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION.

6. TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S NONBINDING PROPOSAL TO ALLOW STOCKHOLDERS TO REQUEST SPECIAL MEETINGS OF STOCKHOLDERS.

7. TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S NONBINDING PROPOSAL TO PROVIDE PROXY ACCESS FOR STOCKHOLDERNOMINATED DIRECTOR CANDIDATES.

8. IF PROPERLY PRESENTED, TO VOTE ON A NONBINDING STOCKHOLDER PROPOSAL RELATING TO SPECIAL MEETINGS OF STOCKHOLDERS.

9. IF PROPERLY PRESENTED, TO VOTE ON A NONBINDING STOCKHOLDER PROPOSAL RELATING TO PROXY ACCESS.

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AVERY DENNISON CORPORATION 053611-109 April 23, 2015

1A. ELECTION OF DIRECTOR: BRADLEY ALFORD

1B. ELECTION OF DIRECTOR: ANTHONY ANDERSON

1C. ELECTION OF DIRECTOR: PETER BARKER

1D. ELECTION OF DIRECTOR: KEN HICKS

1E. ELECTION OF DIRECTOR: DAVID PYOTT

1F. ELECTION OF DIRECTOR: DEAN SCARBOROUGH

1G. ELECTION OF DIRECTOR: PATRICK SIEWERT

1H. ELECTION OF DIRECTOR: JULIA STEWART

1I. ELECTION OF DIRECTOR: MARTHA SULLIVAN

2. APPROVAL, ON AN ADVISORY BASIS, OF OUR EXECUTIVE COMPENSATION.

3. APPROVAL OF OUR AMENDED AND RESTATED BYLAWS TO, AMONG OTHER THINGS, DESIGNATE THE DELAWARE COURT OF CHANCERY AS THE EXCLUSIVE FORUM FOR ADJUDICATING CERTAIN STOCKHOLDER DISPUTES.

4. RATIFICATION OF THE APPOINTMENT OF  PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2015 FISCAL YEAR.

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AT&T, INC. 00206R-102 April 24, 2015

1A. ELECTION OF DIRECTOR: RANDALL L. STEPHENSON

1B. ELECTION OF DIRECTOR: SCOTT T. FORD

1C. ELECTION OF DIRECTOR: GLENN H. HUTCHINS

1D. ELECTION OF DIRECTOR: WILLIAM E. KENNARD

1E. ELECTION OF DIRECTOR: JON C. MADONNA

1F. ELECTION OF DIRECTOR: MICHAEL B. MCCALLISTER

1G. ELECTION OF DIRECTOR: JOHN B. MCCOY

1H. ELECTION OF DIRECTOR: BETH E. MOONEY

1I. ELECTION OF DIRECTOR: JOYCE M. ROCHE

1J. ELECTION OF DIRECTOR: MATTHEW K. ROSE

1K. ELECTION OF DIRECTOR: CYNTHIA B. TAYLOR

1L. ELECTION OF DIRECTOR: LAURA D'ANDREA TYSON

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.

3. ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.

4. POLITICAL SPENDING REPORT.

5. LOBBYING REPORT.

6. SPECIAL MEETINGS.

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CHUBB CORPORATION 171232-101 April 28, 2015

1A) ELECTION OF DIRECTOR: ZOE BAIRD BUDINGER

1B) ELECTION OF DIRECTOR: SHEILA P. BURKE

1C) ELECTION OF DIRECTOR: JAMES I. CASH, JR.

1D) ELECTION OF DIRECTOR: JOHN D. FINNEGAN

1E) ELECTION OF DIRECTOR: TIMOTHY P. FLYNN

1F) ELECTION OF DIRECTOR: KAREN M. HOGUET

1G) ELECTION OF DIRECTOR: LAWRENCE W. KELLNER

1H) ELECTION OF DIRECTOR: MARTIN G. MCGUINN

1I) ELECTION OF DIRECTOR: LAWRENCE M. SMALL

1J) ELECTION OF DIRECTOR: JESS SODERBERG

1K) ELECTION OF DIRECTOR: DANIEL E. SOMERS

1L) ELECTION OF DIRECTOR: WILLIAM C. WELDON

1M) ELECTION OF DIRECTOR: JAMES M. ZIMMERMAN

1N) ELECTION OF DIRECTOR: ALFRED W.ZOLLAR

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITOR.

3. ADVISORY VOTE ON THE COMPENSATION PAID TO OUR NAMED EXECUTIVE OFFICERS.

4. SHAREHOLDER PROPOSAL REGARDING THE PREPARATION OF AN ANNUAL SUSTAINABILITY REPORT.

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PNC FINANCIAL SERVICES GROUP, INC. 693475-105 April 28, 2015

1A. ELECTION OF DIRECTOR: CHARLES E. BUNCH

1B. ELECTION OF DIRECTOR: PAUL W. CHELLGREN

1C. ELECTION OF DIRECTOR: MARJORIE RODGERS CHESHIRE

1D. ELECTION OF DIRECTOR: WILLIAM S. DEMCHAK

1E. ELECTION OF DIRECTOR: ANDREW T. FELDSTEIN

1F. ELECTION OF DIRECTOR: KAY COLES JAMES

1G. ELECTION OF DIRECTOR: RICHARD B. KELSON

1H. ELECTION OF DIRECTOR: ANTHONY A. MASSARO

1I. ELECTION OF DIRECTOR: JANE G. PEPPER

1J. ELECTION OF DIRECTOR: DONALD J. SHEPARD

1K. ELECTION OF DIRECTOR: LORENE K. STEFFES

1L. ELECTION OF DIRECTOR: DENNIS F. STRIGL

1M. ELECTION OF DIRECTOR: THOMAS J. USHER

2. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS PNC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

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METLIFE, INC. 59156R-108 April 28, 2015

1A. ELECTION OF DIRECTOR: CHERYL W. GRISE

1B. ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ

1C. ELECTION OF DIRECTOR: R. GLENN HUBBARD

1D. ELECTION OF DIRECTOR: STEVEN A. KANDARIAN

1E. ELECTION OF DIRECTOR: ALFRED F. KELLY, JR.

1F. ELECTION OF DIRECTOR: EDWARD J. KELLY, III

1G. ELECTION OF DIRECTOR: WILLIAM E. KENNARD

1H. ELECTION OF DIRECTOR: JAMES M. KILTS

1I. ELECTION OF DIRECTOR: CATHERINE R. KINNEY

1J. ELECTION OF DIRECTOR: DENISE M. MORRISON

1K. ELECTION OF DIRECTOR: KENTON J. SICCHITANO

1L. ELECTION OF DIRECTOR: LULU C. WANG

2A. AMEND THE CERTIFICATE OF INCORPORATION TO CHANGE EACH SUPERMAJORITY COMMON SHAREHOLDER VOTE REQUIREMENT FOR AMENDMENTS TO THE CERTIFICATE OF INCORPORATION TO A MAJORITY VOTE REQUIREMENT.

2B. AMEND THE CERTIFICATE OF INCORPORATION TO CHANGE THE SUPERMAJORITY VOTE REQUIREMENT FOR SHAREHOLDERS TO AMEND THE BY-LAWS TO A MAJORITY VOTE REQUIREMENT.

3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2015.

 4. ADVISORY VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.

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DISCOVER FINANCIAL SERVICES 254709-108 April 29, 2015

1A. ELECTION OF DIRECTOR: JEFFREY S. ARONIN

1B. ELECTION OF DIRECTOR: MARY K. BUSH

1C. ELECTION OF DIRECTOR: GREGORY C. CASE

1D. ELECTION OF DIRECTOR: CANDACE H. DUNCAN

1E. ELECTION OF DIRECTOR: CYNTHIA A. GLASSMAN

1F. ELECTION OF DIRECTOR: RICHARD H. LENNY

1G. ELECTION OF DIRECTOR: THOMAS G. MAHERAS

1H. ELECTION OF DIRECTOR: MICHAEL H. MOSKOW

1I. ELECTION OF DIRECTOR: DAVID W. NELMS

1J. ELECTION OF DIRECTOR: MARK A. THIERER

1K. ELECTION OF DIRECTOR: LAWRENCE A. WEINBACH

2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

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BORGWARNER, INC. 099724-106 April 29, 2015

1A. ELECTION OF DIRECTOR: ALEXIS P. MICHAS

1B. ELECTION OF DIRECTOR: RICHARD O. SCHAUM

1C. ELECTION OF DIRECTOR: THOMAS T. STALLKAMP

2. APPROVAL OF THE AMENDED, RESTATED AND RENAMED BORGWARNER INC. EXECUTIVE INCENTIVE PLAN.

3. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR 2015.

4. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION AS DISCLOSED IN THE PROXY STATEMENT.

5. AMENDMENT OF THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO REPLACE SUPERMAJORITY VOTING WITH SIMPLE MAJORITY REQUIREMENTS.

6. AMENDMENT OF THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ALLOW CERTAIN STOCKHOLDERS TO REQUEST SPECIAL MEETINGS OF STOCKHOLDERS.

7. ADVISORY APPROVAL OF STOCKHOLDER PROPOSAL TO ALLOW CERTAIN STOCKHOLDERS TO REQUEST SPECIAL MEETINGS OF STOCKHOLDERS.

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VALERO ENERGY CORPORATION 91913Y-100 April 30, 2015

1A. ELECTION OF DIRECTOR: JERRY D. CHOATE

1B. ELECTION OF DIRECTOR: JOSEPH W. GORDER

1C. ELECTION OF DIRECTOR: DEBORAH P. MAJORAS

1D. ELECTION OF DIRECTOR: DONALD L. NICKLES

1E. ELECTION OF DIRECTOR: PHILIP J. PFEIFFER

1F. ELECTION OF DIRECTOR: ROBERT A. PROFUSEK

1G. ELECTION OF DIRECTOR: SUSAN KAUFMAN PURCELL

1H. ELECTION OF DIRECTOR: STEPHEN M. WATERS

1I. ELECTION OF DIRECTOR: RANDALL J. WEISENBURGER

1J. ELECTION OF DIRECTOR: RAYFORD WILKINS, JR.

2. RATIFY THE APPOINTMENT OF KPMG  LLP AS VALERO ENERGY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

3. APPROVE, BY NON-BINDING VOTE, THE 2014 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

4. VOTE ON A STOCKHOLDER PROPOSAL ENTITLED, "GREENHOUSE GAS EMISSIONS."

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OCCIDENTAL PETROLEUM CORPORATION 674599-105 May 1, 2015

1A. ELECTION OF DIRECTOR: SPENCER ABRAHAM

1B. ELECTION OF DIRECTOR: HOWARD I. ATKINS

1C. ELECTION OF DIRECTOR: EUGENE L. BATCHELDER

1D. ELECTION OF DIRECTOR: STEPHEN I. CHAZEN

1E. ELECTION OF DIRECTOR: JOHN E. FEICK

1F. ELECTION OF DIRECTOR: MARGARET M. FORAN

1G. ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ

1H. ELECTION OF DIRECTOR: WILLIAM R. KLESSE

1I. ELECTION OF DIRECTOR: AVEDICK B. POLADIAN

1J. ELECTION OF DIRECTOR: ELISSE B. WALTER

2. ADVISORY VOTE APPROVING EXECUTIVE COMPENSATION

3. APPROVAL OF THE OCCIDENTAL PETROLEUM CORPORATION 2015 LONG-TERM INCENTIVE PLAN

4. RATIFICATION OF INDEPENDENT AUDITORS

5. RECOVERY OF UNEARNED MANAGEMENT BONUSES

6. PROXY ACCESS

7. METHANE EMISSIONS AND FLARING

8. REVIEW LOBBYING AT FEDERAL, STATE, LOCAL LEVELS

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PENTAIR PLC G7S00T-104 May 5, 2015

1A. ELECTION OF DIRECTOR: GLYNIS A. BRYAN

1B. ELECTION OF DIRECTOR: JERRY W. BURRIS

1C. ELECTION OF DIRECTOR: CAROL ANTHONY (JOHN) DAVIDSON

1D. ELECTION OF DIRECTOR: JACQUES ESCULIER

1E. ELECTION OF DIRECTOR: T. MICHAEL GLENN

1F. ELECTION OF DIRECTOR: DAVID H.Y. HO

1G. ELECTION OF DIRECTOR: RANDALL J. HOGAN

1H. ELECTION OF DIRECTOR: DAVID A. JONES

1I. ELECTION OF DIRECTOR: RONALD L. MERRIMAN

1J. ELECTION OF DIRECTOR: WILLIAM T. MONAHAN

1K. ELECTION OF DIRECTOR: BILLIE IDA WILLIAMSON

2. TO APPROVE, BY NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.

3. TO RATIFY, BY NON-BINDING ADVISORY VOTE, THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF PENTAIR PLC AND TO AUTHORIZE, BY BINDING VOTE, THE AUDIT AND FINANCE COMMITTEE OF THE BOARD OF DIRECTORS TO SET THE AUDITORS' REMUNERATION.

4. TO AUTHORIZE HOLDING THE 2016 ANNUAL GENERAL MEETING OF SHAREHOLDERS OF PENTAIR PLC AT A LOCATION OUTSIDE OF IRELAND.

5. TO AUTHORIZE THE PRICE RANGE AT WHICH PENTAIR PLC CAN REISSUE SHARES IT HOLDS AS TREASURY SHARES UNDER IRISH LAW (SPECIAL RESOLUTION).

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PEPSICO, INC. 713448-108 May 6, 2015

1A. ELECTION OF DIRECTOR: SHONA L. BROWN

1B. ELECTION OF DIRECTOR: GEORGE W. BUCKLEY

1C. ELECTION OF DIRECTOR: IAN M. COOK

1D. ELECTION OF DIRECTOR: DINA DUBLON

1E. ELECTION OF DIRECTOR: RONA A. FAIRHEAD

1F. ELECTION OF DIRECTOR: RICHARD W. FISHER

1G. ELECTION OF DIRECTOR: ALBERTO IBARGUEN

1H. ELECTION OF DIRECTOR: WILLIAM R. JOHNSON

1I. ELECTION OF DIRECTOR: INDRA K. NOOYI

1J. ELECTION OF DIRECTOR: DAVID C. PAGE

1K. ELECTION OF DIRECTOR: ROBERT C. POHLAD

1L. ELECTION OF DIRECTOR: LLOYD G. TROTTER

1M. ELECTION OF DIRECTOR: DANIEL VASELLA

1N. ELECTION OF DIRECTOR: ALBERTO WEISSER

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2015.

3. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.

4. ESTABLISH BOARD COMMITTEE ON SUSTAINABILITY.

5. POLICY REGARDING LIMIT ON ACCELERATED VESTING OF EQUITY AWARDS.

6. REPORT ON MINIMIZING IMPACTS OF NEONICS.

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CVS HEALTH CORPORATION 126650-100 May 7, 2015

1A. ELECTION OF DIRECTOR: RICHARD M. BRACKEN

1B. ELECTION OF DIRECTOR: C. DAVID BROWN II

1C. ELECTION OF DIRECTOR: ALECIA A. DECOUDREAUX

1D. ELECTION OF DIRECTOR: NANCY-ANN M. DEPARLE

1E. ELECTION OF DIRECTOR: DAVID W. DORMAN

1F. ELECTION OF DIRECTOR: ANNE M. FINUCANE

1G. ELECTION OF DIRECTOR: LARRY J. MERLO

1H. ELECTION OF DIRECTOR: JEAN-PIERRE MILLON

1I. ELECTION OF DIRECTOR: RICHARD J. SWIFT

1J. ELECTION OF DIRECTOR: WILLIAM C. WELDON

1K. ELECTION OF DIRECTOR: TONY L. WHITE

2. PROPOSAL TO RATIFY INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2015.

3. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.

4. PROPOSAL TO APPROVE PERFORMANCE CRITERIA IN THE COMPANY'S 2010 INCENTIVE COMPENSATION PLAN.

5. STOCKHOLDER PROPOSAL REGARDING CONGRUENCY OF CORPORATE VALUES AND POLITICAL CONTRIBUTIONS.

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COLGATE-PALMOLIVE COMPANY 194162-103 May 8, 2015

1A. ELECTION OF DIRECTOR: JOHN P. BILBREY

1B. ELECTION OF DIRECTOR: JOHN T. CAHILL

1C. ELECTION OF DIRECTOR: IAN COOK

1D. ELECTION OF DIRECTOR: HELENE D. GAYLE

1E. ELECTION OF DIRECTOR: ELLEN M. HANCOCK

1F. ELECTION OF DIRECTOR: RICHARD J. KOGAN

1G. ELECTION OF DIRECTOR: DELANO E. LEWIS

1H. ELECTION OF DIRECTOR: MICHAEL B. POLK

1I. ELECTION OF DIRECTOR: J. PEDRO REINHARD

1J. ELECTION OF DIRECTOR: STEPHEN I. SADOVE

2. RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS COLGATE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION.

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ANTHEM, INC. 036752-103 May 13, 2015

1A. ELECTION OF DIRECTOR: JULIE A. HILL

1B. ELECTION OF DIRECTOR: RAMIRO G. PERU

1C. ELECTION OF DIRECTOR: JOHN H. SHORT

2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

3. ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

4. IF PROPERLY PRESENTED AT THE MEETING, TO VOTE ON A SHAREHOLDER PROPOSAL TO ELECT EACH DIRECTOR ANNUALLY.

5. IF PROPERLY PRESENTED AT THE MEETING, TO VOTE ON A SHAREHOLDER PROPOSAL TO AMEND THE BY-LAWS OF ANTHEM, INC. TO ALLOW PROXY ACCESS BY SHAREHOLDERS.

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NATIONAL OILWELL VARCO, INC 637071-101 May 13, 2015

1A ELECTION OF DIRECTOR: CLAY C. WILLIAMS

1B ELECTION OF DIRECTOR: GREG L. ARMSTRONG

1C ELECTION OF DIRECTOR: ROBERT E. BEAUCHAMP

1D ELECTION OF DIRECTOR: MARCELA E. DONADIO

1E ELECTION OF DIRECTOR: BEN A. GUILL

1F ELECTION OF DIRECTOR: DAVID D. HARRISON

1G ELECTION OF DIRECTOR: ROGER L. JARVIS

1H ELECTION OF DIRECTOR: ERIC L. MATTSON

1I ELECTION OF DIRECTOR: JEFFERY A. SMISEK

2. RATIFICATION OF INDEPENDENT AUDITORS.

3. APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

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BAKER HUGHES INCORPORATED 057224-107 May 14, 2015

1A ELECTION OF DIRECTOR: LARRY D. BRADY

1B ELECTION OF DIRECTOR: GREGORY D. BRENNEMAN

1C ELECTION OF DIRECTOR: CLARENCE P. CAZALOT, JR

1D ELECTION OF DIRECTOR: MARTIN S. CRAIGHEAD

1E ELECTION OF DIRECTOR: WILLIAM H. EASTER, III

1F ELECTION OF DIRECTOR: LYNN L. ELSENHANS

1G ELECTION OF DIRECTOR: ANTHONY G. FERNANDES

1H ELECTION OF DIRECTOR: CLAIRE W. GARGALLI

1I ELECTION OF DIRECTOR: PIERRE H. JUNGELS

1J ELECTION OF DIRECTOR: JAMES A. LASH

1K ELECTION OF DIRECTOR: J. LARRY NICHOLS

1L ELECTION OF DIRECTOR: JAMES W. STEWART

1M ELECTION OF DIRECTOR: CHARLES L. WATSON

2 AN ADVISORY VOTE RELATED TO THE COMPANY'S EXECUTIVE COMPENSATION PROGRAM.

3 THE RATIFICATION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR.

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NUCOR CORPORATION 670346-105 May 14, 2015

1. DIRECTOR

1) JOHN J. FERRIOLA

2) HARVEY B. GANTT

3) GREGORY J. HAYES

4) VICTORIA F. HAYNES, PHD

5) BERNARD L. KASRIEL

6) CHRISTOPHER J. KEARNEY

7) RAYMOND J. MILCHOVICH

8) JOHN H. WALKER

2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS NUCOR'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR  ENDING DECEMBER 31, 2015.

3. STOCKHOLDER PROPOSAL REGARDING NUCOR'S LOBBYING AND CORPORATE SPENDING ON POLITICAL CONTRIBUTIONS.

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JPMORGAN CHASE & CO. 46625H-100 May 19, 2015

1A. ELECTION OF DIRECTOR: LINDA B. BAMMANN

1B. ELECTION OF DIRECTOR: JAMES A. BELL

1C. ELECTION OF DIRECTOR: CRANDALL C. BOWLES

1D. ELECTION OF DIRECTOR: STEPHEN B. BURKE

1E. ELECTION OF DIRECTOR: JAMES S. CROWN

1F. ELECTION OF DIRECTOR: JAMES DIMON

1G. ELECTION OF DIRECTOR: TIMOTHY P. FLYNN

1H. ELECTION OF DIRECTOR: LABAN P. JACKSON, JR.

1I. ELECTION OF DIRECTOR: MICHAEL A. NEAL

1J. ELECTION OF DIRECTOR: LEE R. RAYMOND

1K. ELECTION OF DIRECTOR: WILLIAM C. WELDON

2. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.

3. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

4. APPROVAL OF AMENDMENT TO LONGTERM INCENTIVE PLAN

5. INDEPENDENT BOARD CHAIRMAN - REQUIRE AN INDEPENDENT CHAIR.

6. LOBBYING - REPORT ON POLICIES, PROCEDURES AND EXPENDITURES.

7. SPECIAL SHAREOWNER MEETINGS - REDUCE OWNERSHIP THRESHOLD FROM 20% TO 10%.

8. HOW VOTES ARE COUNTED - COUNT VOTES USING ONLY FOR AND AGAINST.

9. ACCELERATED VESTING PROVISIONS - REPORT NAMES OF SENIOR EXECUTIVES AND VALUE OF EQUITY AWARDS THAT WOULD VEST IF THEY RESIGN TO ENTER GOVERNMENT SERVICE.

10. CLAWBACK DISCLOSURE POLICY - DISCLOSE WHETHER THE FIRM RECOUPED ANY INCENTIVE COMPENSATION FROM SENIOR EXECUTIVES.

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SKYWORKS SOLUTIONS, INC. 83088M-102 May 19, 2015

1.1 ELECTION OF DIRECTOR: DAVID J. ALDRICH

1.2 ELECTION OF DIRECTOR: KEVIN L. BEEBE

1.3 ELECTION OF DIRECTOR: TIMOTHY R. FUREY

1.4 ELECTION OF DIRECTOR: BALAKRISHNAN S. IYER

1.5 ELECTION OF DIRECTOR: CHRISTINE KING

1.6 ELECTION OF DIRECTOR: DAVID P. MCGLADE

1.7 ELECTION OF DIRECTOR: DAVID J. MCLACHLAN

1.8 ELECTION OF DIRECTOR: ROBERT A. SCHRIESHEIM

2. TO RATIFY THE SELECTION BY THE COMPANY'S AUDIT COMMITTEE OF ... (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)

3. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DESCRIBED IN THE COMPANY'S PROXY STATEMENT.

4. TO APPROVE THE COMPANY'S 2015 LONG-TERM INCENTIVE PLAN.

5. TO APPROVE A STOCKHOLDER PROPOSAL REGARDING SUPERMAJORITY VOTING PROVISIONS.

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AMPHENOL CORPORATION 032095-101 May 20, 2015

1.1 ELECTION OF DIRECTOR: RONALD P. BADIE

1.2 ELECTION OF DIRECTOR: STANLEY L. CLARK

1.3 ELECTION OF DIRECTOR: DAVID P. FALCK

1.4 ELECTION OF DIRECTOR: EDWARD G. JEPSEN

1.5 ELECTION OF DIRECTOR: RANDALL D. LEDFORD

1.6 ELECTION OF DIRECTOR: ANDREW E. LIETZ

1.7 ELECTION OF DIRECTOR: MARTIN H. LOEFFLER

1.8 ELECTION OF DIRECTOR: JOHN R. LORD

1.9 ELECTION OF DIRECTOR: R. ADAM NORWITT

2. RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT ACCOUNTANTS OF THE COMPANY.

3. ADVISORY VOTE TO APPROVE COMPENSATION OF NAMED EXECUTIVE OFFICERS.

4. TO APPROVE AN INCREASE IN THE NUMBER OF AUTHORIZED SHARES.

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MOHAWK INDUSTRIES, INC. 608190-104 May 21, 2015

1. DIRECTOR

1) MR. BRUCKMANN

2) MR. DE COCK

3) MR. ONORATO

2. THE RATIFICATION OF THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION, AS DISCLOSED IN THE COMPANY'S PROXY STATEMENT FOR THE 2015 ANNUAL MEETING OF STOCKHOLDERS.

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QUANTA SERVICES, INC. 74762E-102 May 21, 2015

1A. ELECTION OF DIRECTOR: JAMES R. BALL

1B. ELECTION OF DIRECTOR: J. MICHAL CONAWAY

1C. ELECTION OF DIRECTOR: VINCENT D. FOSTER

1D. ELECTION OF DIRECTOR: BERNARD FRIED

1E. ELECTION OF DIRECTOR: LOUIS C. GOLM

1F. ELECTION OF DIRECTOR: WORTHING F. JACKMAN

1G. ELECTION OF DIRECTOR: JAMES F. O'NEIL III

1H. ELECTION OF DIRECTOR: BRUCE RANCK

1I. ELECTION OF DIRECTOR: MARGARET B. SHANNON

1J. ELECTION OF DIRECTOR: PAT WOOD, III

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

3. TO APPROVE, BY NON-BINDING ADVISORY VOTE, QUANTA'S EXECUTIVE COMPENSATION

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ACTAVIS, PLC G0083B-108 June 5, 2015

1A. ELECTION OF DIRECTOR: PAUL M. BISARO

1B. ELECTION OF DIRECTOR: NESLI BASGOZ, M.D.

1C. ELECTION OF DIRECTOR: JAMES H. BLOEM

1D. ELECTION OF DIRECTOR: CHRISTOPHER W. BODINE

1E. ELECTION OF DIRECTOR: CHRISTOPHER J. COUGHLIN

1F. ELECTION OF DIRECTOR: MICHAEL R. GALLAGHER

1G. ELECTION OF DIRECTOR: CATHERINE M. KLEMA

1H. ELECTION OF DIRECTOR: PETER J. MCDONNELL, M.D.

1I. ELECTION OF DIRECTOR: PATRICK J. O'SULLIVAN

1J. ELECTION OF DIRECTOR: BRENTON L. SAUNDERS

1K. ELECTION OF DIRECTOR: RONALD R. TAYLOR

1L. ELECTION OF DIRECTOR: FRED G. WEISS

2. TO APPROVE, IN A NON-BINDING VOTE, NAMED EXECUTIVE OFFICER COMPENSATION.

3. TO RATIFY, IN A NON-BINDING VOTE, THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015 AND TO AUTHORIZE, IN A BINDING VOTE, THE BOARD OF DIRECTORS, ACTING THROUGH THE AUDIT AND COMPLIANCE COMMITTEE, TO DETERMINE PRICEWATERHOUSECOOPERS LLP'S REMUNERATION.

4. TO PASS A SPECIAL RESOLUTION TO APPROVE, SUBJECT TO THE APPROVAL OF THE REGISTRAR OF COMPANIES IN IRELAND, THE CHANGE IN NAME OF THE COMPANY FROM ACTAVIS PLC TO ALLERGAN PLC.

5. TO APPROVE THE AMENDED AND RESTATED 2013 INCENTIVE AWARD PLAN OF ACTAVIS PLC.

6. TO VOTE ON A SHAREHOLDER PROPOSAL REQUESTING THE COMPANY TO ISSUE A SUSTAINABILITY REPORT.

7. TO VOTE ON A SHAREHOLDER PROPOSAL REQUESTING THE COMPANY TO ADOPT SUCH SHAREHOLDER'S POLICY REGARDING EXECUTIVE STOCK RETENTION.

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SANDISK CORPORATION 80004C-101 June 18, 2015

1A. ELECTION OF DIRECTOR: MICHAEL E. MARKS

1B. ELECTION OF DIRECTOR: IRWIN FEDERMAN

1C. ELECTION OF DIRECTOR: STEVEN J. GOMO

1D. ELECTION OF DIRECTOR: EDDY W. HARTENSTEIN

1E. ELECTION OF DIRECTOR: DR. CHENMING HU

1F. ELECTION OF DIRECTOR: CATHERINE P. LEGO

1G. ELECTION OF DIRECTOR: SANJAY MEHROTRA

1H. ELECTION OF DIRECTOR: D. SCOTT MERCER

2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 3, 2016.

3. TO PASS AN ADVISORY RESOLUTION TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.

By /s/Daniel A. Morris

* /s/Daniel A. Morris

President

Date: August 5, 2015

*Print the name and title of each signing officer under his or her signature.